Postretirement benefit plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures
Expense related to defined benefit and retiree health care benefit plans was as follows:

	U.S. Defined Benefit			U.S. Retiree Health Care			Non-U.S. Defined Benefit
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost	$24	$22	$20	$5	$4	$4	$45	$41	$37
Interest cost	44	46	45	25	25	26	75	69	62
Expected return on plan assets	(50)	(45)	(49)	(23)	(21)	(23)	(78)	(83)	(73)
Amortization of prior service cost (credit)	1	1	1	3	2	2	(4)	(4)	(3)
Recognized net actuarial loss	16	23	22	13	13	12	41	40	30
Net periodic benefit costs	35	47	39	23	23	21	79	63	53

Settlement charges (a) (b)	—	—	37	—	—	—	193	—	—
Curtailment charges (credits)	—	—	—	(1)	5	—	—	2	—
Special termination benefit charges (credits) (b)	(1)	4	—	—	—	—	(337)	—	—
Total, including charges	$34	$51	$76	$22	$28	$21	$(65)	$65	$53
(a) Includes restructuring and non-restructuring-related settlement charges.
(b) In Japan, we maintain employee pension fund plans (EPFs) pursuant to the Japanese Welfare Pension Insurance Law(JWPIL). An EPF consists of two portions: a substitutional portion based on JWPIL-determined minimum old-age pension benefits similar to Social Security benefits in the United States; and a corporate portion established at the discretion of each employer. Employers and employees are exempt from contributing to the Japanese Pension Insurance (JPI) if the substitutional portion is funded by an EPF.

The JWPIL was amended to permit each EPF to separate the substitutional portion and transfer those obligations and related assets to the government of Japan. After such a transfer, the employer is required to contribute periodically to JPI, and the government of Japan is responsible for future benefit payments relating to the substitutional portion.

During the third quarter of 2012, our EPF received final approval for such a separation and transferred the obligations and assets of its substitutional portion to the government of Japan. On a pre-tax basis, this resulted in a net gain of $144 million recorded in Restructuring charges/other on our Consolidated statements of income and included in Other. This net gain of $144 million consisted of two parts - a gain of $337 million, representing the difference between the fair values of the obligations settled ($533 million) and the assets transferred from the pension trust to the government of Japan ($196 million), offset by a settlement loss of $193 million related to the recognition of previously unrecognized actuarial losses included in AOCI.
Changes in the benefit obligations and plan assets for the defined benefit and retiree health care benefit plans were as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
	2012	2011	2012	2011	2012	2011
Change in plan benefit obligation:
Benefit obligation at beginning of year	$959	$880	$521	$473	$2,748	$2,217
Service cost	24	22	5	4	45	41
Interest cost	44	46	25	25	75	69
Participant contributions	—	—	17	18	1	1
Benefits paid	(45)	(52)	(47)	(43)	(83)	(72)
Medicare subsidy	—	—	5	4	—	—
Actuarial (gain) loss	116	61	(17)	19	222	91
Settlements	—	—	—	—	(533)	(1)
Curtailments	1	(2)	(1)	4	—	(3)
Assumed with National acquisition	—	—	—	—	—	301
Special termination benefit charges (credits)	(1)	4	—	—	—	—
Plan amendments	—	—	1	17	—	—
Effects of exchange rate changes	—	—	—	—	(61)	104
Benefit obligation at end of year (BO)	$1,098	$959	$509	$521	$2,414	$2,748

Change in plan assets:
Fair value of plan assets at beginning of year	$914	$833	$431	$404	$2,211	$1,835
Actual return on plan assets	95	106	37	6	207	53
Employer contributions (funding of qualified plans)	104	25	78	46	134	72
Employer contributions (payments for non-qualified plans)	3	2	—	—	—	—
Participant contributions	—	—	17	18	1	1
Assumed with National acquisition	—	—	—	—	—	235
Benefits paid	(45)	(52)	(46)	(43)	(83)	(72)
Settlements	—	—	—	—	(196)	(1)
Effects of exchange rate changes	—	—	—	—	(56)	88
Fair value of plan assets at end of year (FVPA)	$1,071	$914	$517	$431	$2,218	$2,211

Funded status (FVPA – BO) at end of year	$(27)	$(45)	$8	$(90)	$(196)	$(537)

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized on the balance sheet as of December 31, 2012, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$34	$12	$22	$68
Accrued expenses and other liabilities	(8)	—	(6)	(14)
Underfunded retirement plans	(53)	(4)	(212)	(269)
Funded status (FVPA – BO) at end of year	$(27)	$8	$(196)	$(215)

Amounts recognized on the balance sheet as of December 31, 2011, were as follows:

	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit	Total
Overfunded retirement plans	$11	$—	$29	$40
Accrued expenses and other liabilities	(2)	—	(9)	(11)
Underfunded retirement plans	(54)	(90)	(557)	(701)
Funded status (FVPA – BO) at end of year	$(45)	$(90)	$(537)	$(672)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The amounts recorded in AOCI for the years ended December 31, 2012 and 2011, are detailed below by plan type:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit		Total
	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost	Net Actuarial Loss	Prior Service Cost
AOCI balance, December 31, 2011, net of taxes	$140	$—	$140	$14	$500	$(23)	$780	$(9)
Changes in AOCI by category in 2012:
Annual adjustments	72	—	(31)	1	68	2	109	3
Reclassification of recognized transactions	(16)	(1)	(13)	(3)	(234)	4	(263)	—
Less tax expense (benefit)	(20)	—	16	1	79	(2)	75	(1)
Total change to AOCI in 2012	36	(1)	(28)	(1)	(87)	4	(79)	2
AOCI balance, December 31, 2012, net of taxes	$176	$(1)	$112	$13	$413	$(19)	$701	$(7)

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets
The following table summarizes the change in the fair values for Level 3 plan assets for the years ending December 31, 2012 and 2011:

	Level 3 Plan Assets
	U.S. Defined Benefit	Non-U.S. Defined Benefit
Balance, December 31, 2010	$34	$51
Redemptions	—	(51)
Unrealized gain	1	—
Assumed with National acquisition	—	18
Balance, December 31, 2011	35	18
Redemptions	(2)	—
Unrealized gain	4	1
Balance, December 31, 2012	$37	$19

Schedule of Assumptions Used
Assumptions and investment policies

	Defined Benefit		U.S. Retiree Health Care
	2012	2011	2012	2011
Weighted average assumptions used to determine benefit obligations:
U.S. discount rate	4.16%	4.92%	3.97%	4.89%
Non-U.S. discount rate	2.80%	2.89%

U.S. average long-term pay progression	3.50%	3.50%
Non-U.S. average long-term pay progression	3.10%	3.18%

Weighted average assumptions used to determine net periodic benefit cost:
U.S. discount rate	4.92%	5.58%	4.86%	5.48%
Non-U.S. discount rate	2.88%	2.79%

U.S. long-term rate of return on plan assets	6.00%	6.25%	5.50%	5.50%
Non-U.S. long-term rate of return on plan assets	3.83%	4.17%

U.S. average long-term pay progression	3.50%	3.40%
Non-U.S. average long-term pay progression	3.17%	3.24%

Schedule of Allocation of Plan Assets
The table below shows target allocation ranges for the plans that hold a substantial majority of the defined benefit assets.

Asset category	U.S. Defined Benefit	U.S. Retiree Health Care	Non-U.S. Defined Benefit
Equity securities	35%	50%	25% - 60%
Fixed income securities and cash equivalents	65%	50%	40% - 75%

Weighted average asset allocations as of December 31, are as follows:

	U.S. Defined Benefit		U.S. Retiree Health Care		Non-U.S. Defined Benefit
Asset category	2012	2011	2012	2011	2012	2011
Equity securities	31%	35%	51%	48%	36%	32%
Fixed income securities	58%	63%	40%	41%	58%	66%
Cash equivalents	11%	2%	9%	11%	6%	2%

The tables below set forth the fair value of our plan assets as of December 31, 2012 and 2011, using the same three-level hierarchy of fair-value inputs described in Note 9.

	Fair Value December 31, 2012	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market collective trusts	$119	$—	$119	$—
U.S. Government agency and Treasury securities	247	—	247	—
U.S. bond funds	368	—	368	—
U.S. equity funds and option collars	219	—	219	—
International equity funds	81	—	81	—
Limited partnerships	37	—	—	37
Total	$1,071	$—	$1,034	$37

Assets of U.S. retiree health care plan
Money market collective trusts	$49	$—	$49	$—
U.S. bond funds	205	205	—	—
U.S. equity funds and option collars	197	46	151	—
International equity funds	66	—	66	—
Total	$517	$251	$266	$—

Assets of non-U.S. defined benefit plans
Cash and money market collective trusts	$133	$88	$45	$—
Local market bond funds	942	183	759	—
International/global bond funds	343	19	324	—
Local market equity funds	204	20	184	—
International/global equity funds	564	—	564	—
Other investments	32	—	13	19
Total	$2,218	$310	$1,889	$19

	Fair Value December 31, 2011	Level 1	Level 2	Level 3
Assets of U.S. defined benefit plan
Money market collective trusts	$23	$—	$23	$—
U.S. Government agency and Treasury securities	266	244	22	—
U.S. bond funds	309	—	309	—
U.S. equity funds and option collars	229	—	229	—
International equity funds	52	—	52	—
Limited partnerships	35	—	—	35
Total	$914	$244	$635	$35

Assets of U.S. retiree health care plan
Money market collective trusts	$50	$—	$50	$—
U.S. bond funds	175	175	—	—
U.S. equity funds and option collars	159	40	119	—
International equity funds	47	—	47	—
Total	$431	$215	$216	$—

Assets of non-U.S. defined benefit plans
Cash and money market collective trusts	$50	$41	$9	$—
Local market bond funds	1,129	209	920	—
International/global bond funds	335	3	332	—
Local market equity funds	133	13	120	—
International/global equity funds	521	136	385	—
Other investments	43	—	25	18
Total	$2,211	$402	$1,791	$18

Schedule of Expected Benefit Payments
The following table shows the benefits we expect to pay to participants from the plans in the next ten years. Almost all of the payments will be made from plan assets and not from company assets.

	U.S. Defined Benefit	U.S. Retiree Health Care	Medicare Subsidy	Non-U.S. Defined Benefit
2013	$197	$34	$(4)	$80
2014	102	35	(4)	81
2015	111	37	(4)	87
2016	113	38	(5)	91
2017	111	39	(5)	94
2018-2022	495	193	(16)	535

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
Assumed health care cost trend rates for the U.S. retiree health care plan at December 31 are as follows:

	2012	2011
Assumed health care cost trend rate for next year	7.0%	9.0%
Ultimate trend rate	5.0%	5.0%
Year in which ultimate trend rate is reached	2018	2017